Income per Common Unit of the Operating Partnership (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Unit, Basic and Diluted [Line Items]
Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the computation of basic and diluted income per common share of the Trust (in thousands except per share amounts):

	2018			2017
	Income (Numerator)	Weighted Average Shares (Denominator)	Per Share	Income (Numerator)	Weighted Average Shares (Denominator)	Per Share
Income from continuing operations net of noncontrolling interest - basic	$144,296	147,275	$0.98	$229,816	146,742	$1.56
Dilutive shares for long-term compensation plans	—	946		—	799
Income from continuing operations net of noncontrolling interest - diluted	$144,296	148,221	$0.97	$229,816	147,541	$1.55
Discontinued operations net of noncontrolling interest - basic	$335,311	147,275	$2.28	$52,524	146,742	$0.36
Dilutive shares for long-term compensation plans	—	946		—	799
Discontinued operations net of noncontrolling interest - diluted	$335,311	148,221	$2.27	$52,524	147,541	$0.36
Net income available to common shareholders - basic	$479,607	147,275	$3.26	$282,340	146,742	$1.92
Dilutive shares for long-term compensation plans	—	946		—	799
Net income available to common shareholders - diluted	$479,607	148,221	$3.24	$282,340	147,541	$1.91

	2016
	Income (Numerator)	Weighted Average Shares (Denominator)	Per Share
Income from continuing operations net of noncontrolling interest - basic	$321,197	146,204	$2.20
Dilutive shares for long-term compensation plans	—	685
Income from continuing operations net of noncontrolling interest - diluted	$321,197	146,889	$2.19
Discontinued operations net of noncontrolling interest - basic	$35,620	146,204	$0.24
Dilutive shares for long-term compensation plans	—	685
Discontinued operations net of noncontrolling interest - diluted	$35,620	146,889	$0.24
Net income available to common shareholders - basic	$356,817	146,204	$2.44
Dilutive shares for long-term compensation plans	—	685
Net income available to common shareholders - diluted	$356,817	146,889	$2.43

Liberty Property Limited Partnership
Earnings Per Unit, Basic and Diluted [Line Items]
Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the computation of basic and diluted income per common unit of the Operating Partnership (in thousands, except per unit amounts):

	2018			2017
	Income (Numerator)	Weighted Average Units (Denominator)	Per Unit	Income (Numerator)	Weighted Average Units (Denominator)	Per Unit
Income from continuing operations - net of noncontrolling interest - consolidated joint ventures	$148,171			$235,769
Less: Preferred unit distributions	(472)			(472)
Income from continuing operations available to common unitholders - basic	$147,699	150,795	$0.98	$235,297	150,270	$1.56
Dilutive units for long-term compensation plans	—	946		—	799
Income from continuing operations available to common unitholders - diluted	$147,699	151,741	$0.97	$235,297	151,069	$1.55
Income from discontinued operations - basic	$343,322	150,795	$2.28	$53,795	150,270	$0.36
Dilutive units for long-term compensation plans		946			799
Income from discontinued operations - diluted	$343,322	151,741	$2.27	$53,795	151,069	$0.36
Income available to common unitholders - basic	$491,021	150,795	$3.26	$289,092	150,270	$1.92
Dilutive units for long-term compensation plans		946			799
Income available to common unitholders - diluted	$491,021	151,741	$3.24	$289,092	151,069	$1.91

	2016
	Income (Numerator)	Weighted Average Units (Denominator)	Per Unit
Income from continuing operations net of noncontrolling interest - consolidated joint ventures	$329,411
Less: Preferred unit distributions	(472)
Income from continuing operations available to common unitholders - basic	$328,939	149,740	$2.20
Dilutive units for long-term compensation plans	—	685
Income from continuing operations available to common unitholders - diluted	$328,939	150,425	$2.19
Income from discontinued operations - basic	$36,476	149,740	$0.24
Dilutive units for long-term compensation plans	—	685
Income from discontinued operations - diluted	$36,476	150,425	$0.24
Income available to common unitholders - basic	$365,415	149,740	$2.44
Dilutive units for long-term compensation plans	—	685
Income available to common unitholders - diluted	$365,415	150,425	$2.43